Concentration of Credit Risk	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Concentration Of Credit Risk [Abstract]
Concentration of Credit Risk
2. Concentration of Credit Risk

For the nine months ended September 30, 2013 and 2012, the following customers accounted for the following percentages of the Company’s sales, respectively.

Customer	2013	2012
A	31%	18%
B	36%	36%
C	16%	15%

As of September 30, 2013 and December 31, 2012, the following customers accounted for the following percentages of the Company’s accounts receivable, respectively.

Customer	2013	2012
A	57%	4%
B	31%	2%
C	-%	85%

Note 11 — Concentration of Credit Risk

Cash and cash equivalents are financial instruments which potentially subject the Company to concentrations of credit risk. The Company deposits its cash in financial institutions. At times, such deposits may be in excess of insured limits. To date, the Company has not experienced any impairment losses on its cash and cash equivalents.

Major Customers

For the year ended December 31, 2012 and 2011, four customers accounted for 79% and 83%, respectively, of the Company’s sales. In addition, as of December 31, 2012 and 2011, those four customers accounted for 98% and 89%, respectively, of the Company’s accounts receivable.